TRADE AND OTHER PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Schedule of trade and other payables
Trade and other payables as at December 31, 2024 and 2023 are as follows:

Amounts in $ ‘000	2024	2023
Accounts payable	10,103	16,022
Taxes and social security	3,284	6,234
Accruals for employees	16,117	16,019
Accruals for rebates and discounts	14,631	11,643
Accrual for production	8,559	6,976
Other accruals	13,917	15,634
Balance at December 31	66,611	72,528